Aircraft sublease receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of aircraft sublease receivables [Abstract]
Disclosure of maturity analysis of operating lease payments

	December 31,
Description	2020	2019

2020	—	98,152
2021	142,932	86,657
2022	62,547	47,136
2023	65,040	44,154
2024	65,188	44,154
After 2024	36,783	20,588
Gross lease receivables	372,490	340,841
Accrued interest	(59,553)	(61,337)
Net lease receivables	312,937	279,504
Current	123,455	75,052
Non-current	189,482	204,452